Summary of Significant Accounting Policies (Details) - Schedule of Cash and Restricted Cash - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash	$ 119,014	$ 475,870	$ 1,098,573
Restricted cash		41,665,974
Total cash and restricted cash	$ 119,014	$ 42,141,844